Impairment - Schedule of Impairment (Details) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Total impairment charge	£ 3,829	£ 717	£ 579	£ 1,296
Residual impairment and voluntary termination charges	21	44	90
Central adjustment to severe scenario	200
Impairment
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	1,263	225	379
Other changes in credit quality	2,111	575	223
Additions (repayments)	211	(52)	(64)
Methodology, model and assumption changes	44	(29)	43
Other items	200	(2)	(2)
Total charge in the period, excluding transfers	£ 2,566	£ 492	£ 200